Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Vs. Performance
The following table sets forth compensation information for our chief executive officer, referred to below as our PEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to the value of our shareholders’ investments and our net income, calculated in accordance with SEC regulations, for fiscal years 2022 and 2021.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss)
	(1)	(2)	(3)	(4)	(5)
2022	$733,086	$(157,884)	$418,365	$335,281	$6.67	$(28,634,000)
2021	$4,727,650	$1,910,300	$0	$0	$93.59	$(16,158,000)

1.	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Beaver, in the Summary Compensation Table for fiscal years 2022 and 2021.

2.
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Beaver during the applicable year, but also include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the rep
o
rted fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See “PEO Equity Award Adjustment Breakout” table below for further information.

3.
The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Ms. Bright and Mr. Sandor, in the Summary Compensation Table for fiscal years 2022 and 2021.

4.
The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table for fiscal years 2022 and 2021, but also include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See
“Non-PEO
NEO Equity Award Adjustment Breakout” table below for further information.

5.
Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. The closing price of our common stock on December 31, 2020 was $10.42 and the closing price of our common stock on December 30, 2022 was $0.65.

PEO Equity Award Adjustment Breakout
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO (1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2022	$733,086	$(140,621)	$20,633	$(915,329)	$172,999	$(28,652)	$(157,884)
2021	$4,727,650	$(3,851,471)	$721,507	$(15,757)	$232,560	$95,812	$1,910,300

(1)	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.
Non-PEO
NEO Equity Award Adjustment Breakout
To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-PEO NEOs as reported in the Summary Compensation
Table:

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs (1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2022	$418,365	$(93,119)	$8,125	$(20,750)	$30,749	$(8,089)	$335,281

(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Ms. Bright and Mr. Sandor, in the Summary Compensation Table for fiscal years 2022 and 2021.
PEO Total Compensation Amount	$ 733,086	$ 4,727,650
PEO Actually Paid Compensation Amount	$ (157,884)	1,910,300
Adjustment To PEO Compensation, Footnote [Text Block]
PEO Equity Award Adjustment Breakout
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO (1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2022	$733,086	$(140,621)	$20,633	$(915,329)	$172,999	$(28,652)	$(157,884)
2021	$4,727,650	$(3,851,471)	$721,507	$(15,757)	$232,560	$95,812	$1,910,300

(1)	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 418,365	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 335,281	0
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO
NEO Equity Award Adjustment Breakout
To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-PEO NEOs as reported in the Summary Compensation
Table:

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs (1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2022	$418,365	$(93,119)	$8,125	$(20,750)	$30,749	$(8,089)	$335,281

(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table

Total Shareholder Return Amount	$ 6.67	93.59
Net Income (Loss)	$ (28,634,000)	(16,158,000)
PEO Name	Mr. Beaver
Closing Price			$ 0.65	$ 10.42
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (140,621)	(3,851,471)
PEO [Member] | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,633	721,507
PEO [Member] | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(915,329)	(15,757)
PEO [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	172,999	232,560
PEO [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,652)	$ 95,812
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(93,119)
Non-PEO NEO [Member] | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,125
Non-PEO NEO [Member] | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,750)
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,749
Non-PEO NEO [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,089)